Related Party Transactions - Additional Information (Detail) - USD ($)								1 Months Ended		3 Months Ended					6 Months Ended			9 Months Ended	12 Months Ended
	Nov. 09, 2021	Mar. 15, 2021	Feb. 26, 2021	Feb. 03, 2021	Jan. 29, 2021	Dec. 14, 2020	Sep. 28, 2018	Apr. 30, 2021	Feb. 28, 2021	Mar. 31, 2022	Mar. 26, 2022	Mar. 31, 2021	Mar. 27, 2021	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Sep. 28, 2014	Dec. 31, 2021	Dec. 31, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019	Aug. 10, 2021	Mar. 11, 2021	Dec. 31, 2020	Jul. 10, 2014
Related Party Transaction [Line Items]
Payments of offering cost												$ 6,430,750							$ 5,790,750
Proceeds from issuance of private placement												10,400,000							10,400,000
Repayments of related party notes												413,562							413,562
Contract with customers liability											$ 469,078,000				$ 469,078,000					$ 475,956,000	$ 380,779,000
SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Due to related parties current																									$ 0
Share-based Payment Arrangement, Expense																			0
Director [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Stock issued during period, founder shares									100,000									50,000
Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of private placement																			$ 10,400,000
Private Placement [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Class of warrant or right issue of warrants for the period										1,040,000
Class of warrants or rights issue price per share										$ 10								$ 10	$ 10
Proceeds from issuance of private placement										$ 10,400,000									$ 10,400,000
Class of warrant or right issue of warrants for the period																		1,040,000	1,040,000
Founder Shares [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred										150 days									150 days
Founder Shares [Member] | Restriction Period One [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred										1 year									1 year
Share price										$ 12								$ 12	$ 12
Number of consecutive trading days for determining the share price										20 days									20 days
Number of trading days										30 days									30 days
Founder Shares [Member] | IPO [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption										1,000,000								1,000,000	1,000,000
Percentage of common stock outstanding after IPO										20.00%								20.00%	20.00%
Founder Shares [Member] | Over-Allotment Option [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption																								1,000,000
Sponsor [Member]
Related Party Transaction [Line Items]
Payments of offering cost																			$ 25,000
Sponsor [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Related party expense for administrative services										$ 867,000									459,000
Sponsor [Member] | Promissory Note [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Debt instrument face amount						$ 300,000
Long term borrowings																								$ 300,000
Repayments of related party notes		$ 414,000
Advance from related party										114,000								$ 114,000	114,000
Sponsor [Member] | Administrative Service Agreement [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Related party transaction amount of transaction										130,000									100,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																							$ 2,000,000
Due to related parties current																		0	0						0
Working Capital Loans [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																							2,000,000
Due to related parties current										3,000,000								$ 0	0						$ 0
Working Capital Loans [Member] | Subsequent Event [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																							$ 2,000,000
Working Capital Loans [Member] | Warrant [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Debt instrument conversion amount										$ 2,000,000									$ 2,000,000
Debt conversion price per share										$ 10								$ 10	$ 10
Administrative Support Agreements [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Related party transaction amount of transaction										$ 10,000									$ 10,000
Related party expense for administrative services										130,000									100,000
Administrative Support Agreements [Member] | General And Administrative Expense One [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Related party expense for administrative services										$ 30,000		$ 10,000							$ 100,000
C And S [Member]
Related Party Transaction [Line Items]
Related party transaction expenses relating to insurance coverage											600,000		$ 400,000		1,000,000	$ 900,000				1,800,000	1,600,000	$ 1,500,000
C And S [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of credit maximum borrowing capacity							$ 1,500,000,000
Line of credit increase in borrowing capacity							750,000,000
C And S [Member] | Letter of Credit [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of credit maximum borrowing capacity							300,000,000
C And S [Member] | Swing Line Loan [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of credit maximum borrowing capacity							$ 150,000,000
C And S [Member] | Software Maintenance Services And Operations Of Warehouse Automation System [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party											900,000			$ 700,000	1,700,000	1,300,000				2,900,000	2,400,000	2,900,000
Related party costs											600,000			$ 700,000	1,100,000	$ 1,200,000				2,200,000	2,100,000	$ 2,700,000
Contract with customers liability											100,000				100,000					500,000	0
Accounts receivable due from related party											$ 0				$ 0					$ 0	$ 0
Affiliate Of C And S [Member] | Senior Secured Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																										$ 400,000,000
Related party transaction rate of interest																	5.375%
Maximum [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Increase Decrease In Loan Commitment Amount Due To Related Party	$ 1,000,000
Maximum [Member] | Sponsor [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Increase Decrease In Loan Commitment Amount Due To Related Party	$ 1,000,000
Common Class B [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding										8,000,000								8,000,000	8,000,000						8,000,000
Common Class B [Member] | Independent Director [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Common stock shares,Transferred								50,000	100,000
Fair value of common stock transferred								$ 834,000
Fair value per share								$ 5.56
Common Class B [Member] | Sponsor [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Share dividend					$ 12,125,000
Shares surrendered			2,000,000	5,000,000
Common stock, shares outstanding										8,000,000								8,000,000	8,000,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member] | SVF INVESTMENT CORP 3 [Member]
Related Party Transaction [Line Items]
Stock issued during period, founder shares						2,875,000
Payments of offering cost						$ 25,000